Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Due under Non-Cancelable Operating Leases

The table below shows the future minimum lease payments due under non-cancelable operating leases and purchase commitments at September 30, 2014 (in thousands):

	Total	Remaining 2014	2015	2016	2017	2018	After 2018
Operating Leases(1)	$5,668	$293	$1,425	$975	$865	$616	$1,494
Purchase Commitments	166,840	10,686	30,657	28,817	18,997	16,044	61,639

Total Commitments	$172,508	$10,979	$32,082	$29,792	$19,862	$16,660	$63,133

(1)	Future minimum lease payments over the non-cancelable lease terms of the operating leases.

The table below shows the future minimum lease payments due under non-cancelable operating leases and purchase commitments at December 31, 2013 (In thousands):

	Total	2014	2015	2016	2017	2018	After 2018
Operating Leases(1)	$5,486	$1,073	$1,066	$616	$621	$616	$1,494
Purchase Commitments	186,213	33,960	32,269	20,762	17,658	18,060	63,504

Total Commitments	$191,699	$35,033	$33,335	$21,378	$18,279	$18,676	$64,998

(1)	The table reflects future minimum lease payments over the non-cancelable lease terms of its operating lease.